Land Use Rights, Net (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2014
Land use rights
Land use rights, net
Summary of land use rights

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Land use rights at cost	144,713,200	144,726,756	23,652,027
Accumulated amortization	(5,768,949)	(8,601,396)	(1,405,686)
Total land use rights, net	138,944,251	136,125,360	22,246,341

Schedule of future amortization of land use rights
Years Ending December 31,	(RMB) Amount
2015	2,832,573
2016	2,832,573
2017	2,832,573
2019	2,832,573
2020	2,832,573
Thereafter	121,962,495
Total	136,125,360